Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Loss on extinguishment of the lease liability	$ 14.8
Property, plant and equipment, pledged as security		$ 356.4	$ 284.5
Ivers-Lee AG
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment		$ 36.8